EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for the year	$ 1,247	$ 797	$ 501
Dividends on Class A redeemable junior preferred shares	(105)	(116)	(68)
Net income (loss)	1,142	681	433
Non-controlling interests	$ 33	$ 1	$ 2
Earnings per class C share - basic (in dollars per share)	$ 8.69	$ 10.51	$ 13.75
Weighted average shares – Class C shares (in shares)	126,003,542	64,215,726	30,919,577
Class A exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 14	$ 5	$ 6
Class C shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 1,095	$ 675	$ 425